Fair Value Measurements (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 5 – Fair Value Measurements
The fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:
Level 1 inputs are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.
The following table sets forth by level within the fair value hierarchy the Company's financial assets that were accounted for at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 (in thousands).
	March 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities - available for sale	$—	$75,772	$—	$75,772	$—	$70,323	$—	$70,323
	$—	$75,772	$—	$75,772	$—	$70,323	$—	$70,323

Note 6 – Fair Value Measurements
Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:
Level 1 inputs are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.
The Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2021 and December 31, 2020 were as follows (in thousands):
	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities - available for sale	$—	$70,323	$—	$70,323	$—	$18,061	$—	$18,061
	$—	$70,323	$—	$70,323	$—	$18,061	$—	$18,061
The carrying values of cash, cash equivalents, accounts payable and accrued expenses approximate fair value at December 31, 2021 and December 31, 2020, due to the short maturity nature of these items.